RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income	he following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2023	2022	2021
Revenues
Power purchase and revenue agreements	$10	$72	$163

Direct operating costs
Energy purchases(1)	$(19)	$(22)	$(62)
Energy marketing fee & other services	(2)	(7)	(11)
Insurance expense(2)	—	—	(20)
	$(21)	$(29)	$(93)

Interest expense
Borrowings	$(19)	$(17)	$(29)

Other
Interest income	$29	$9	$10
Dividend income	$7	$—	$—
Other related party services(2)	$3	$(4)	$(13)
Financial instrument gain	$9	$4	$—

Management service agreement	$(88)	$(169)	$(175)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. The company recognized nil (2022: nil 2021: $62 million) gains associated with agency arrangements which have been excluded from energy purchases. As of April 1, 2021, the agency arrangements were transferred from the partnership to the company upon the closing of Energy Marketing Internalization.
(2)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2023 were nil (2022: nil 2021:$20 million). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims are not included in the table above.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2023	2022
Current assets
Due from related parties
Amounts due from	Brookfield	$39	$41
	The partnership	1,366	563
	Equity-accounted investments and other	22	11
		$1,427	$615

Non-current assets
Financial instrument assets	Brookfield	$170	$292

Due from related parties
Amounts due from	The partnership	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$26	$37
	The partnership	238	315
	Equity-accounted investments and other	8	12
	Brookfield Reinsurance and associates	184	$100
		$456	$464

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$79	$—
	The partnership	$850	$—
	Equity-accounted investments and other	$1	$—

Non-recourse borrowings	Brookfield Reinsurance and associates	14	15